[HUNTON & WILLIAMS LLP LETTERHEAD]

November 9, 2006

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Cornell Companies, Inc. (File No. 0001016152) Filing of Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Cornell Companies, Inc., and pursuant to Rule 14a-6(a) under the Securities and Exchange Act of 1934, as amended (the "Exchange Act"), we have enclosed the following documents:

  (i)
  Cornell's letter and notice relating to a special meeting of Cornell's stockholders to consider and vote upon a proposal to approve and adopt the Agreement and Plan of Merger, dated October 6, 2006, among The Veritas Capital Fund III, L.P., Cornell Holding Corp., CCI Acquisition Corp. and Cornell Companies, Inc., as amended on November 9, 2006 (the "Merger Agreement"); and

  (ii)
  Proxy statement and form of proxy for use in soliciting proxies with respect to the approval and adoption of the Merger Agreement.

A filing fee in the amount of $28,135.00 was sent by wire transfer to the Securities and Exchange Commission's account at Mellon Bank. The filing fee has been calculated in accordance with Rules 14a-6(i)(1) and 0-11 under the Exchange Act.

Cornell would like to mail definitive proxy materials to its stockholders at the earliest practicable date. Thus, we would appreciate receiving confirmation from the Staff at its earliest convenience as to whether the Staff will be reviewing the enclosed materials.

Please contact the undersigned at (214) 979-3038 if you have any questions regarding the enclosed materials.

Sincerely,

Curtis G. Carlson

CGC:ahs
Enclosures

cc:
Benjamin J. Erwin